                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 21, 2006
                                      TO
                PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement describes changes to the prospectus dated May 1, 2006, as supplemented, for Marquis Portfolios/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

As indicated below, two of the investment portfolios available under the contract are changing their names due to the replacement of subadvisers:

      OLD PORTFOLIO NAME        NEW PORTFOLIO NAME       NEW SUBADVISER       EFFECTIVE DATE
------------------------------ -------------------- ------------------------- ---------------

Federated High Yield Portfolio BlackRock High Yield BlackRock Financial       August 21, 2006
                                Portfolio            Management, Inc.

Lord Abbett Growth             Van Kampen Mid-Cap   Morgan Stanley Investment October 1, 2006
 Opportunities Portfolio        Growth Portfolio     Management, Inc.
                                                     (dba Van Kampen)

Please note that our forms and communications with you may continue temporarily to refer to the former names and/or subadvisers of the investment portfolios listed above until we are able to revise such documents.

You should consult the supplements for the Met Investors Series Trust prospectus for additional information on these changes, and retain these supplements with your contract prospectus for future reference.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 842-9325
Irvine, CA 92614

Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

                                                                    SUPP-MQMIST